Right-of-Use Assets, net and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets
Amounts recognized in the interim condensed consolidated balance sheets are as follows:
(i)Right-of-use assets

Total *
(In thousands)
As of January 1, 2024	$453
Additions	—
Depreciation	(135)
Exchange difference	(1)
Net book value as of June 30, 2024	$317

As of June 30, 2024
Cost	$1,193
Accumulated depreciation	(875)
Exchange difference	(1)
Net book value	$317
*Right-of-use assets are comprised of the building space used for office rental.

Schedule of Amounts Recognized in Consolidated Balance Sheets as Lease Liability	Amounts recognized as liabilities in the interim condensed consolidated balance sheets were as follows:

	December 31,	June 30,
	2023	2024
(In thousands)
Non-current	$180	$73
Current	285	252
	$465	$325

Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Right-of-use Asset Depreciation
Amounts recognized in the interim condensed consolidated statements of (loss) / income in addition to office rental depreciation were as follows:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Interest expense	$10	$10